AST QMA US Equity Alpha Portfolio
SUMMARY: AST QMA US EQUITY ALPHA PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term capital appreciation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AST QMA US Equity Alpha Portfolio
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.17%
Dividend Expense on Short Sales	0.25%
Broker Fees and Expenses on Short Sales	0.24%
Total Annual Portfolio Operating Expenses	1.66%

Example.

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AST QMA US Equity Alpha Portfolio	169	523	902	1,965

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 128% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio uses a long/short investment strategy in seeking to achieve its investment objective. This means the Portfolio shorts a portion of the Portfolio and uses the proceeds of the shorts, or other borrowings, to purchase additional stocks long. The Portfolio will normally invest (take long positions) at least 80% of its net assets plus borrowings, if any, for investment purposes in equity and equity-related securities of U.S. issuers. For purposes of this non-fundamental investment policy, U.S. issuers are issuers whose primary listing is on a securities exchange or market inside the United States.

By employing this long/short strategy, the Portfolio will seek to produce returns that exceed those of its benchmark index, the Russell 1000 Index (i.e., the Portfolio seeks additional alpha, often quantified by a fund's excess return above a benchmark index). The Russell 1000 Index is composed of stocks representing more than 90% of the market cap of the U.S. market and includes the largest 1000 securities in the Russell 3000 Index.

In general, for its long positions, the Portfolio may overweight issuers that it believes may outperform the Russell 1000 Index and may underweight those issuers it believes may underperform the Russell 1000 Index, while managing the Portfolio's active risk. The Portfolio will generally sell securities short that it believes may underperform the Russell 1000 Index or may not perform as well as comparable securities. The Portfolio may also sell securities short to manage the Portfolio's active risk.

In rising markets, the Portfolio expects that its long positions generally will appreciate more rapidly than the short positions, and in declining markets, that its short positions generally will decline faster than the long positions. Short sales allow the Portfolio to seek to earn returns on securities that the Portfolio believes may underperform, and also allows the Portfolio to maintain additional long positions. The Portfolio will target approximately 100% net market exposure, similar to a "long-only" strategy, to U.S. equities.

Principal Risks of Investing in the Portfolios.

The risks identified below are the principal risks of investing in the Portfolios. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolios. An investment in a Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolios make every effort to achieve their objectives, the Portfolios can't guarantee success.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Market and management risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser or subadviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser or subadviser in making investment decisions for the Portfolio may not produce the desired results.

Derivatives risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of an underlying asset, reference rate, or index. The use of derivatives involves a variety of risks, including: the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio; certain derivatives and related trading strategies create debt obligations similar to borrowings, and therefore create, leverage, which can result in losses to the Portfolio that exceed the amount the Portfolio originally invested; certain exchange-traded derivatives may be difficult or impossible to buy or sell at the time that the seller would like, or at the price that the seller believes the derivative is currently worth, and privately negotiated derivatives may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce losses but also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio; and commodity-linked derivative instruments may be more volatile than the prices of investments in traditional equity and debt securities.

Leverage risk. Leverage is the investment of borrowed cash. The effect of using leverage is to amplify the Portfolio's gains and losses in comparison to the amount of the Portfolio's assets (that is, assets other than borrowed assets) at risk, thus causing the Portfolio to be more volatile.

Short sale risk. The Portfolio's short sales are subject to special risks. A short sale involves the sale by the Portfolio of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security or derivative has increased during this time, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Theoretically, the amount of these losses can be unlimited, although for fixed-income securities an interest rate of 0% forms an effective limit on how high a securities' price would be expected to rise. Although certain investment strategies pursued by the Portfolio may try to reduce risk by holding both long and short positions at the same time, it is possible that the Portfolio's securities held long will decline in value at the same time that the value of the Portfolio's securities sold short increases, thereby increasing the potential for loss. In addition, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Asset Transfer Program Risk. The Portfolio is used in connection with certain benefit programs under Prudential variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for Prudential to manage the guarantees offered in connection with these benefit programs, Prudential will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and other Portfolios (or, for one guaranteed minimum withdrawal benefit program, the insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies. In addition, these pre-determined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolios compared to other similar funds.

Expense risk. Your actual cost of investing in the Portfolio may be higher than the expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's average net assets decrease significantly.

Past Performance.

A number of factors, including risk, can affect how the Portfolio performs. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Note: Prior to May 1, 2008, the Portfolio was known as the AST AllianceBernstein Managed Index 500 Portfolio. Effective May 1, 2008, the Portfolio changed its investment strategy, investment objective, investment policies, and expense structure. The performance history furnished below prior to May 1, 2008 reflects the investment performance, investment operations, investment policies, investment strategies, and expense structure of the former AST AllianceBernstein Managed Index 500 Portfolio, and does not represent the actual or predicted performance of the AST QMA US Equity Alpha Portfolio.

Annual Total Returns

Best Quarter:		Worst Quarter:
18.22%	2nd Quarter of 2009	-21.92%	4th Quarter of 2008

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	1 year	5 years	10 Years
AST QMA US Equity Alpha Portfolio	3.46%	(1.93%)	1.63%
AST QMA US Equity Alpha Portfolio Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%